Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Changes in goodwill [abstract]
Summary of key assumptions used for assessing the recoverable amount of goodwill

	2020	2019

Gold price ($/oz)	$1,850 - $1,550	$1,400
Discount rate	5%	5%